Long-term debt - Convertible Senior Unsecured Notes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 28, 2025 USD ($) d $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 23, 2024 $ / Ounce	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal		$ 598,310	$ 437,883		$ 192,125
Finance costs		37,702	34,848
Significant unobservable input, liabilities | $ / Ounce				2,191
Gains on change in fair value of derivatives		(266,794)	(2,837)
Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Principal		375,295	0		$ 0
Loan facilities draw downs	$ 446,000	445,913	$ 0
Finance costs	$ 14,000
Borrowings, interest rate	2.75%
Convertible debt, conversion ratio	0.315
Convertible debt, conversion price (in dollars per share) | $ / shares	$ 3.17
Debt instrument, redemption price, percentage	1
Debt instrument, redemption, threshold trading days | d	20
Debt instrument, redemption, threshold consecutive trading days | d	30
Debt instrument, redemption, threshold percentage of stock price trigger	1.30
Gross proceeds from convertible senior unsecured notes	$ 460,000
Debt instruments, convertible, transaction cost, liability component	365,000
Financing cost, liability component	11,000
Financing cost, equity component	3,000	3,000
Convertible debt, liability component, net of financing cost	$ 354,000
Debt instrument, interest rate, effective percentage	0.085
Convertible debt, equity component value	$ 95,000	95,000
Reserve of equity component of convertible instruments		67,000
Deferred income taxes (Note 21)		25,000
Derivative, underlying common shares		50,000
Gains on change in fair value of derivatives		8,000
Convertible senior secured notes | Discount rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.078
Convertible senior secured notes | Cost
Disclosure of detailed information about borrowings [line items]
Principal	$ 460,000	$ 460,000